SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JUNE 2004

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

06-01    GF      200     7.1500       9.04	       Weeden & Co.
06-03   " "     6000     7.2903       9.14              " "
06-04   " "     5000     7.2888       9.23		  " "
06-07   " "     1700     7.4212       9.40		  " "
06-08   " "     4600     7.4835       9.36              " "
06-09   " "     5000     7.4300       9.23              " "
06-10   " "     5000     7.4372       9.14              " "
06-14   " "     5000     7.3220       9.08              " "
06-15   " "     2000     7.3700       9.12              " "
06-16   " "     3000     7.2880       9.15              " "
06-17   " "     5000     7.2700       9.14              " "
06-18   " "     2000     7.3850       9.15              " "
06-21   " "     6000     7.4038       9.16              " "
06-22   " "     5000     7.3700       9.12              " "
06-23   " "     4000     7.4500       9.15              " "
06-24   " "     3000     7.4900       9.29              " "
06-25   " "     3000     7.4820       9.27              " "
06-28   " "     5000     7.6260       9.41              " "
06-29   " "     2000     7.7135       9.40              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          7/6/04